CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net income (loss)	$ (12.4)	$ 127.5	$ 43.8
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) from derivative contracts	(1.0)	0.0	0.9
Depreciation, amortization and impairment	111.2	94.1	83.3
Loss from disposal of subsidiaries	0.2	0.0	1.3
Gain from sale of manufacturing facility to a related party	0.0	(3.0)	0.0
Gain on disposal of intangible assets	(18.4)	0.0	0.0
Share of losses of equity method investments	0.5	0.9	0.0
Stock compensation expenses	0.5	0.6	0.7
Write-down of inventories	4.0	0.9	10.2
Reversal of litigation accruals	0.0	0.0	(48.5)
Reversal of unrecognized tax benefit	0.0	(17.9)	0.0
Provision for doubtful collection of accounts receivable	36.4	3.3	4.3
Deferred tax expense (benefit)	(4.7)	(6.6)	4.6
Non-cash interest expense on amortization of long-term debt and litigation accruals	5.4	8.4	9.8
Unrealized foreign currency exchange loss (gain)	(28.7)	35.3	37.0
Changes in operating assets and liabilities:
Restricted cash	47.9	50.1	(67.0)
Accounts receivable	(66.5)	(72.4)	(196.4)
Notes receivable	(18.7)	(6.3)	(0.7)
Inventories	23.6	23.3	(63.5)
Advance to suppliers and long-term prepayments	(15.3)	(28.0)	10.1
Other current assets	(11.9)	12.1	(11.2)
Other non-current assets	(14.9)	0.4	(2.5)
Amount due from related parties	(56.8)	172.4	(44.8)
Accounts payable	6.4	47.1	42.2
Notes payable	(31.7)	(9.8)	26.8
Accrued warranty costs	0.6	4.9	9.0
Accrued expenses and other liabilities	(15.3)	37.3	22.1
Amount due to related parties	34.4	10.7	(14.4)
Customer deposits	(7.0)	43.1	1.9
Derivative contracts	0.3	0.0	0.0
Deferred revenue	(16.9)	(383.2)	402.1
Net cash (used in) provided by operating activities	(48.8)	145.2	261.1
Cash flows from investing activities:
Net cash received from an acquisition	0.3	0.0	70.2
Net cash received from asset acquisitions	0.0	0.0	9.1
Acquisition of fixed assets and intangible assets	(110.2)	(174.9)	(200.0)
Change in restricted cash	(70.8)	5.3	4.4
Proceeds from disposal of fixed assets and intangible assets	0.5	46.9	0.4
Issuance of loans to related parties	0.0	(101.1)	(66.1)
Issuance of loans to third parties	(6.3)	(7.8)	(10.5)
Repayment of loans by related parties	13.0	150.9	25.0
Purchase of long-term investments	(26.0)	(6.6)	(16.9)
Proceeds received from sale of manufacturing facility to related party	0.0	58.5	0.0
Net cash received from disposal of subsidiaries	0.0	0.0	2.1
Net cash used in investing activities	(199.5)	(28.8)	(182.3)
Cash flows from financing activities:
Proceeds from borrowings	447.9	634.2	655.8
Principal payments on borrowings	(430.5)	(484.6)	(684.6)
Principal payments on government loan	0.0	0.0	(0.8)
Proceeds from related party borrowings	0.0	0.0	35.8
Repayment of related party borrowings	0.0	(32.4)	(13.0)
Proceed from issuance of long-term notes	0.0	100.0	0.0
Repayment of long-term notes	0.0	(100.0)	0.0
Principal payments on capital lease obligations	0.0	0.0	(6.6)
Arrangement fee for short-term bank borrowings	0.0	0.0	(2.1)
Arrangement fee and other related costs for long-term notes	0.0	0.0	(1.0)
Net cash (used in) provided by financing activities	17.4	117.2	(16.5)
Net increase(decrease) in cash and cash equivalents	(230.9)	233.6	62.3
Effect of exchange rate changes on cash and cash equivalents	24.3	(43.6)	(19.0)
Cash and cash equivalents at the beginning of year	390.0	200.0	156.7
Cash and cash equivalents at the end of year	183.4	390.0	200.0
Supplemental disclosure of cash flow information:
Interest paid	41.5	54.5	50.6
Income tax paid	23.4	3.9	0.0
Realized gain from derivative contracts	4.3	24.4	10.5
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities		$ 0.0	$ 28.0